Right of Use And Lease - Schedule of Lease Obligation (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [abstract]
Current	R$ 542,088	R$ 68,764
Non-current	R$ 1,975,477	R$ 377,471